Self-Insurance	12 Months Ended
Dec. 31, 2012
Self-Insurance [Abstract]
Self-Insurance
12.      Self-Insurance

The Company obtains various insurance coverages from commercial carriers at stated amounts as defined in the applicable policy. Losses related to deductible amounts are accrued based on the Company's estimate of expected losses plus incurred but not reported claims. As of December 31, 2012 and 2011, the Company accrued $77.7 million and $72.8 million, respectively, for the self-insured portions of these programs, of which $40.0 million and $37.7 million is classified as long-term as of December 31, 2012 and 2011, respectively.

The Company has secured self-insured retention risk under workers' compensation and general liability and professional liability programs with cash and letters of credit.  Cash securing the programs aggregated $16.1 million and $17.3 million as of December 31, 2012 and 2011, respectively. Letters of credit securing the programs aggregated $40.7 million as of December 31, 2012 and 2011.